Fair Value Measurements	3 Months Ended
Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements	Fair Value Measurements
The following tables set forth the fair value of financial instruments that were measured at fair value on a recurring basis (in thousands):

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$92,940	$92,940	$—	$—
Total financial assets	$92,940	$92,940	$—	$—

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$100,272	$100,272	$—	$—
Total financial assets	$100,272	$100,272	$—	$—
Money market funds are classified within Level 1 of the fair value hierarchy as the fair value is based on quoted prices in active markets.
There were no transfers between Level 1, Level 2 and Level 3 during the periods presented.
Fair Value Measurements The Company’s financial assets and liabilities consist of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities, capital leases and long-term debt. The Company’s cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short-term nature of these accounts.
The Company’s capital leases and long-term debt are classified within level 1 of the fair value hierarchy because such long-term debt and capital lease agreements bear interest at rates for instruments with similar characteristics; accordingly, the carrying value of these liabilities approximate their fair values.
The following tables set forth the fair value of financial instruments that were measured at fair value on a recurring basis (in thousands):

	As of March 31, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$50,919	$50,919	$—	$—
Total financial assets	$50,919	$50,919	$—	$—

	As of December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$92,940	$92,940	$—	$—
Total financial assets	$92,940	$92,940	$—	$—
Money market funds are classified within Level 1 of the fair value hierarchy as the fair value is based on quoted prices in active markets.
There were no transfers between Level 1, Level 2 and Level 3 during the periods presented.

CM Life Sciences, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At March 31, 2021 and December 31, 2020, assets held in the Trust Account were comprised of $442,774,870 and $442,763,951 in money market funds which are invested primarily in U.S. Treasury Securities, respectively. During the three months ended March 31, 2021 and the year ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$442,774,870	$442,763,951
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Liabilities:
Warrant Liability – Public Warrants	1	$76,448,164	$40,290,250
Warrant Liability – Private Placement Warrants	3	$50,511,936	$30,032,168
The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the change in fair value of warrant liabilities in the statement of operations. There were no transfers between levels for the three months ended March 31, 2021.
Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation.
Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.
The fair value of the Private Placement Warrants was estimated at March 31, 2021 and December 31, 2020 to be $2.29 and $4.24, respectively, using the modified Black-Scholes option pricing model and the following assumptions:

	March 31, 2021	December 31, 2020
Stock Price	$14.89	$11.04
Expected volatility	42.5%	42.8%
Risk-free interest rate	0.96%	0.42%
Remaining term	5.17	5.42
Exercise Price	$11.50	$11.50
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$30,032,168	$40,290,250	$70,322,418
Change in valuation inputs or other assumptions	20,479,768	36,157,914	56,637,682
Fair value as of March 31, 2021	$50,511,936	$76,448,164	$126,960,100
There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the three months ended March 31, 2021.
FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:    Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:    Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:    Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2020, assets held in the Trust Account were comprised of $442,763,951 in money market funds which are invested primarily in U.S. Treasury Securities. During the year ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$442,763,951

Liabilities:
Warrant Liability – Public Warrants	1	$40,290,250
Warrant Liability – Private Placement Warrants	3	$30,032,168
The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.
The Private Warrants were initially valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates will be implied from the Company’s own public warrant pricing. A Monte Carlo simulation methodology was used in estimating the fair value of the public warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. For periods subsequent to the detachment of the warrants from the Units, the close price of the public warrant price will be used as the fair value as of each relevant date.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities
Fair value as of July 10, 2020 (inception)	$—	$—	$—
Initial measurement on September 4, 2020	10,855,001	20,956,833	31,811,834
Change in valuation inputs or other assumptions	19,177,167	19,333,417	38,510,584
Fair value as of December 31, 2020	$30,032,168	$40,290,250	$70,322,418
There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.